INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
INVESTMENTS
Schedule of movement in the most relevant investments

								(Constitutions)
			Capital		Other	Dividends and		Reversals
			reduction/increase	Transfer Held	Comprehensive	Interest on	Equity	of estimated
Equity interests and other investments	Shares %	2023	and others	for Sale	Results	Equity	equivalence	losses	2024
Jointly Subsidiaries companies
Norte Energia S.A. - NESA	49.98	5,292,261	—	—	—	—	(835,909)	329,890	4,786,242
Jirau Energia S.A.	40.00	3,581,236	—	—	—	—	87,473	—	3,668,709
Belo Monte Transmissora de Energia SA - BMTE	49.00	2,151,544	—	—	—	(107,223)	291,891	—	2,336,212
Interligação Elétrica do Madeira S.A. - IE Madeira	49.00	1,961,829	—	—	—	(49,696)	234,265	—	2,146,398
Mata de Santa Genebra Transmissão S.A.²	49.90	733,745	—	(692,276)	—	(89,807)	48,338	—	—
Companhia Energética Sinop S.A. - SINOP	49.00	639,077	—	—	—	(5,915)	24,934	(40,723)	617,373
Empresa de Energia São Manoel S.A.	33.33	579,508	—	—	—	—	687	(81,829)	498,366
Interligação Elétrica Garanhuns SA - IE Garanhuns	49.00	543,270	—	—	—	(47,444)	65,475	—	561,301
Transnorte Energia SA¹	50.38	230,070	—	—	—	—	148,309	—	378,379
Sistema de Transmissão Nordeste S.A. - STN	49.00	264,072	—	—	—	(37,416)	56,465	—	283,121
Paranaíba Transmissora de Energia S.A.	24.50	249,010	—	—	—	(8,301)	27,915	—	268,624
Enerpeixe S.A.	40.00	263,636	—	—	—	—	(9,555)	—	254,081
Chapecoense Geração S.A.	40.00	215,378	—	—	—	(140,813)	194,137	—	268,702
MGE Transmissão S.A.	49.00	203,715	—	—	—	(15,383)	23,480	—	211,812
Goiás Transmissão S.A.	49.00	191,575	—	—	—	(24,498)	14,892	—	181,969
Rouar S.A.	50.00	123,443	—	—	36,139	(11,598)	6,302	—	154,286
Vamcruz I Participações S.A	49.00	131,599	—	—	—	(486)	3,704	—	134,817
Transenergia Renovável S.A.	49.00	101,563	—	—	—	(1,681)	7,298	—	107,180
Lago Azul Transmissão S.A.[4]	49.90	24,978	—	(25,645)	—	(37)	704	—	—
Serra do Facão Energia[6]	54.01	—	(54,013)	—	—	—	54,013	—	—
Tijoá Participações e Investimentos S.A.	49.90	29,903	—	—	—	(33,709)	42,691	—	38,885
Others	49.00 a 51.00	123,106	8,369	—	—	(7,052)	11,116	—	135,539
		17,634,518	(45,644)	(717,921)	36,139	(581,059)	498,625	207,338	17,031,996
Associates
Eletronuclear[5]	67.95	7,213,354	—	—	133,068	—	562,181	—	7,908,603
ISA Energia[3]	21.63	5,368,079	(1,511)	(2,279,664)	87,874	(325,103)	874,509	—	3,724,184
Others	33.41 a 40.44	1,884,351	5,030	—	3,650	(315,515)	485,106	—	2,062,622
		14,465,784	3,519	(2,279,664)	224,592	(640,618)	1,921,796	—	13,695,409

		32,100,302	(42,125)	(2,997,585)	260,731	(1,221,677)	2,420,421	207,338	30,727,405

1 In December 2024, Eletrobras reclassified its entire stake in Mata de Santa Genebra Transmissão SA as held for sale (see note 40);

[2] In June 2024, 14.11% of the equity interest in ISA Energia was reclassified to Asset Held for Sale. The completion of the secondary distribution public offering occurred in July 2024;

[3] In September 2024, Eletrobras reclassified its entire stake in Lago Azul Transmissão SA as held for sale (see note 40);

[4] The 67.95% shareholding in Eletronuclear is composed of 35.90% ON and 99.99% PN, which is classified as an affiliate; and

[5] The 54.01% shareholding refers to Serra do Facão Energia S.A., which is composed of 43.03% ON and 100.00% PN, and is classified as a jointly controlled company.

						Dividends		(Constitutions)
				Acquisition of	Other	and		Reversals of
			Capital	control of invested	Comprehensive	Interest on	Equity	estimated
Equity interests and other investments	Shares %	2022	increase	company	Results	Equity	equivalence	losses	2023
Jointly Subsidiaries companies
Norte Energia S.A. - NESA	49.98	6,060,822	—	—	—	—	(431,409)	(337,152)	5,292,261
Energia Sustentável do Brasil S.A. - ESBR	40.00	3,563,552	—	—	—	—	17,684	—	3,581,236
Belo Monte Transmissora de Energia SA - BMTE	49.00	2,005,808	550	—	—	(63,089)	208,823	—	2,152,092
Interligação Elétrica do Madeira S.A. - IE Madeira	49.00	1,735,667	—	—	—	(67,845)	201,815	92,192	1,961,829
Mata de Santa Genebra Transmissão SA	49.90	548,104	—	—	—	(13,782)	58,030	141,393	733,745
Empresa de Energia São Manoel S.A.	33.33	588,913	—	—	—	—	(9,405)	—	579,508
Interligação Elétrica Garanhuns S.A. - IE Garanhuns	49.00	502,090	—	—	—	(16,433)	57,613	—	543,270
Companhia Energética Sinop S.A. - SINOP	49.00	526,442	—	—	—	—	(27,042)	139,677	639,077
Chapecoense Geração S.A.	49.00	253,633	—	—	—	(221,467)	183,212	—	215,378
Sistema de Transmissão Nordeste S.A. - STN	40.00	269,217	—	—	—	(52,145)	47,000	—	264,072
Enerpeixe S.A.	40.00	261,789	—	—	—	(1,848)	3,695	—	263,636
Paranaíba Transmissora de Energia S.A.	49.00	222,169	—	—	—	(8,360)	35,201	—	249,010
MGE Transmissão S.A.	49.00	196,954	—	—	—	(13,941)	20,702	—	203,715
Goiás Transmissão S.A.	24.50	206,773	—	—	—	(29,751)	14,553	—	191,575
Vamcruz I Participações S.A.	24.50	130,332	—	—	—	(394)	1,661	—	131,599
Rouar S.A.	50.00	133,828	—	—	(10,031)	(12,560)	12,206	—	123,443
Transenergia Renovável S.A.	49.00	96,112	—	—	—	(13,117)	18,568	—	101,563
Transnorte Energia Energia S.A.¹	50.38	39,627	28,826	—	—	—	38,830	122,787	230,070
Tijoa Participações e Investimentos	49.90	28,527	—	—	—	(41,813)	43,189	—	29,903
Teles Pires Participações S.A. - TPP	100.00	315,385	26,696	(589,111)	—	—	(38,234)	285,264	—
Triangulo Mineiro Transmissora de Energia S.A.	100.00	199,746	—	(217,489)	—	(4,410)	22,153	—	—
Retiro Baixo Energética S.A.	100.00	155,470	—	(168,566)	—	—	13,096	—	—
Vale do São Bartolomeu Transmissora de Energia S.A.	90.00	89,860	—	(103,945)	—	(3,120)	17,205	—	—
Lago Azul Transmissão S.A.	49.90	71,987	—	(59,451)	—	(5,109)	(7,427)	—	—
Others [2]	30.61 a 54.01	158,714	—	—	—	(147,086)	119,256	16,652	176,362
		18,361,521	56,072	(1,138,562)	(10,031)	(716,270)	620,975	460,813	17,634,518
Associates
Eletronuclear ³	67.95	7,188,028	—	—	(1,204)	—	26,530	—	7,213,354
ISA Energia	35.74	5,007,916	—	—	(68,008)	(519,299)	947,470	—	5,368,079
Others	33.41 a 40.44	1,666,799	—	—	51,802	(316,805)	482,555	—	1,884,351
		13,862,743	—	—	(17,410)	(836,104)	1,456,555	—	14,465,784

		32,224,264	56,072	(1,138,562)	(27,441)	(1,552,374)	2,077,530	460,813	32,100,302

[1] The Company holds a 50.38% shareholding in Transnorte Energia SA, however control is shared with Alupar due to the shareholders’ agreement signed in March 2023;

[2] The 54.01% shareholding refers to Serra do Facão Energia S.A., which is composed of 43.03% ON and 100.00% PN, and is classified as a jointly controlled company; and

[3] The 67.95% shareholding in Eletronuclear is composed of 35.90% ON and 99.99% PN, which is classified as an affiliate.

Schedule of the balance of provisions for investments

	12/31/2024	12/31/2023
Empresa de Energia São Manoel	81,829	—
Norte Energia S.A.	7,262	337,152
Companhia Energética Sinop S.A. - SINOP	40,723	—
	129,814	337,152

Schedule of investments recognized at fair value

	Shares %	12/31/2024	12/31/2023
Centrais Elétricas de Santa Catarina S.A - CELESC	10.75	333,818	270,991
Energisa Holding	1.03	171,873	248,904
Equatorial Energia Pará	0.99	125,704	169,356
Companhia Energética do Ceará - COELCE	7.10	120,320	193,330
Cia Estadual de Distribuição de Energia Elétrica - CEEE	4.62	44,661	68,575
Companhia Energética de Brasília - CEB	2.10	24,350	25,039
Rio Paranapanema Energia	0.47	13,136	11,524
Auren Energia S.A.	0.05	4,605	6,978
AES Tietê Energia S.A	—	—	38,990
Others	Between 0.03 to 0.13	22,767	38,406
		861,234	1,072,093

Schedule of information of the main joint ventures and associates

	12/31/2024
		Current	Non-Current	Total	Current	Non-Current		Total	Net Operating	Profit/(Net
	Participation %	assets	Assets	assets	Liabilities	Liabilities	Net worth	liabilities	Revenue	Loss)
Jointly Subsidiaries companies
Norte Energia S.A. - NESA	49.98	2,322,930	40,441,466	42,764,396	2,539,955	30,637,340	9,587,101	42,764,396	6,249,120	(1,675,978)
Jirau Energia S.A.	40.00	1,890,657	17,564,198	19,454,855	1,141,624	9,141,462	9,171,769	19,454,855	3,582,148	218,681
Belo Monte Transmissora - BMTE	49.00	1,278,940	8,374,140	9,653,080	660,683	4,224,616	4,767,781	9,653,080	1,159,427	500,304
Interligação Elétrica do Madeira S.A. - IE Madeira	49.00	1,228,448	6,352,671	7,581,119	760,573	2,440,143	4,380,403	7,581,119	747,614	478,090
Associates
ISA Energia	21.63	6,942,987	35,058,267	42,001,254	3,058,587	19,228,086	19,714,581	42,001,254	6,417,562	3,498,416
Eletronuclear	67.95	3,817,658	20,768,853	24,586,511	3,008,197	9,939,459	11,638,855	24,586,511	4,230,830	544,787

	12/31/2023
		Current	Non-Current	Total	Current	Non-Current		Total	Net Operating	Profit/(Net
	Participation %	assets	Assets	assets	Liabilities	Liabilities	Net worth	liabilities	Revenue	Loss)
Jointly Subsidiaries companies
Norte Energia S.A. - NESA	49.98	1,773,469	41,373,463	43,146,932	2,354,484	29,534,358	11,258,090	43,146,932	5,764,413	(850,814)
Jirau Energia S.A.	40.00	1,450,472	18,666,697	20,117,169	1,136,429	10,027,652	8,953,088	20,117,169	3,378,906	44,213
Belo Monte Transmissora - BMTE	49.00	1,231,090	7,944,087	9,175,177	613,330	4,170,939	4,390,908	9,175,177	1,039,054	415,782
Interligação Elétrica do Madeira S.A. - IE Madeira	49.00	1,022,813	6,293,140	7,315,953	578,744	2,733,476	4,003,733	7,315,953	712,294	411,868
Associates	—	—	—	—	—	—	—	—	—	—
ISA Energia	35.74	5,012,971	29,806,577	34,819,548	2,305,315	15,134,093	17,380,140	34,819,548	5,133,704	2,841,117
Eletronuclear	67.95	3,179,932	19,937,388	23,117,320	2,612,091	9,889,551	10,615,678	23,117,320	3,931,707	318,199

Schedule of market value of investees accounted for using the equity method that are quoted on the stock exchange

Corporate participations	% shareholding of capital stock
	ON	PN	Total	12/31/2024	12/31/2023
ISA Energia	9.73	29.28	21.63	3,577,796	6,465,873
Equatorial Maranhão Distribuidora de Energia S.A.	33.34	37.29	33.41	1,270,047	1,605,618
Empresa Metropolitana de Águas e Energia S.A. - EMAE	—	64.82	40.44	627,521	881,518

Schedule of share in guarantee

	12/31/2024			12/31/2023
Participations	Value of	Percentage of	Investment	Investment
corporate	Investment	blocking	blocked	blocked
ISA Energia	3,584,465	28.55	1,023,239	1,953,354
Centrais Elétricas de Santa Catarina S.A - CELESC	333,818	13.76	45,931	39,511
Energisa Holding	171,873	85.57	147,073	247,497
Companhia Energética do Ceará - COELCE	120,320	6.06	7,297	10,555
Auren Energia S.A.	4,605	20.80	958	6,978
AES Brasil Energia S.A.	—	—	—	37,425
Others	1,417,395	22.14 to 60.41	327,507	662,963
	5,632,476		1,552,005	2,958,283